Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Non-current assets
Property, plant and equipment	$ 4,274		$ 4,976		$ 9,307
Right-of-use assets	453		3,494		3,580
Intangible assets	62		72		88
Investments:
Financial assets at fair value through other comprehensive income	0		9,440		0
Other non-current assets	132		252		2,950
Total non-current assets	4,921		18,234		15,925
Current assets
Other receivables and prepayments	2,318		3,362		7,412
Investments:
Financial assets at fair value through other comprehensive income	12,646		73,407		0
Cash and cash equivalents	106,007		79,010	[2]	267,716	[2]
Total current assets	120,971		155,779		275,128
Total assets	125,892		174,013		291,053
Non-current liabilities
Lease liabilities	180		245		26
Deferred income	405		652		784
Total non-current liabilities	585		897		810
Current liabilities
Trade payables	7,660		11,937		12,735
Other payables and accruals	2,999		3,501		5,151
Contract liabilities	13,320		0		0
Lease liabilities	285		186		99
Total current liabilities	24,264		15,624		17,985
Total liabilities	24,849		16,521		18,795
Net assets	101,043		157,492		272,258
SHAREHOLDERS’ EQUITY
Share capital	10		10		10
Share premium	628,707		628,661		628,643
Treasury shares	(180)		(180)		(180)
Share-based compensation reserves	19,731		16,473		9,566
Other reserves	(7,878)		(7,628)		(4,028)
Accumulated losses	(539,347)		(479,844)		(361,753)
Total shareholders’ equity	101,043	[3]	157,492	[3],[4]	272,258	[4]
Total liabilities and shareholders’ equity	$ 125,892		$ 174,013		$ 291,053

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.